Pay vs Performance Disclosure - USD ($)	1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Aug. 21, 2023	Mar. 10, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “Compensation Actually Paid” (“CAP”) and certain performance measures required for Smaller Reporting Companies. The following table provides the information required for our NEOs for each of the fiscal years ended March 31, 2024, March 31, 2025, and March 31, 2026 along with the required financial information for each fiscal year:

	CEO		Non-CEO NEOs		Value of Initial Fixed of $100 Investment Based on Total Shareholder Return(3) ($)	Net Income (Loss) (in millions) ($)
Year	Summary Compensation Table Total(1) ($)	Compensation Actually Paid(1) ($)	Average Summary Compensation Table Total(2) ($)	Average Compensation Actually Paid(1)(2) ($)
2026(4)	1,566,023	3,879,004	238,398	295,799	519.05	2.8
2025(4)	1,457,102	1,320,602	826,337	815,537	71.43	(7.2)
2024(4)	493,654	493,654	765,743	374,493	100.00	7.4
2024(5)	449,511	449,511	—	—	—	—
2024(6)	670,622	206,010	—	—	—	—

(1)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. Our NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below.

(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2026: John J. Juric and John P. Miller
2025 and 2024: John J. Juric
(3)
Because we have less than three full years of trading data, for purposes of the requirement in Item 402(v)(2)(iv), we measure cumulative total shareholder return beginning on the date of our emergence from bankruptcy. Total shareholder return is calculated using the fair value of our Common Stock as set forth in valuation reports as of March 31, 2024 and December 7, 2023.

(4)	CEO reflects Vince J. Canino, who became President and CEO of the Company on March 11, 2024.
(5)
CEO reflects Robert C. Flexon, who was appointed Executive Chairman on August 9, 2023 and served as our Interim President and CEO of the Company from August 22, 2023 until March 10, 2024. Mr. Flexon remained Executive Chairman until March 31, 2024.

(6)	CEO reflects Darren R. Jamison, who served as our President and CEO until August 22, 2023.
The following tables below details these adjustments to compensation as reported in the Summary Compensation Table for our CEOs and the average of our non-CEO NEOs:

	2026	2025	2024
	Vince J. Canino	Vince J. Canino	Vince J. Canino	Robert C. Flexon	Darren R. Jamison
Total Compensation from Summary Compensation Table	$1,566,023	$1,457,102	$493,654	$449,511	$670,622
Adjustment for grant date values in the Summary Compensation Table	$(71,905)	$(46,500)	$(472,500)	$(35,869)	$(362,167)
Year-end fair value of unvested awards granted in the current year	$671,031	$37,500	$472,500	—	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$866,772	$(90,000)	—	—	—
Fair values at vest date for awards granted and vested in current year	—	—	—	$35,869	—
Difference in fair value between prior year-end fair values and vest date fair values for awards granted in prior years	$847,083	$(37,500)	—	—	$(2,888)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	$(99,557)
Total Adjustments for Equity Awards	$2,312,981	$(136,500)	—	—	$(464,612)
Compensation Actually Paid (as calculated)	$3,879,004	$1,320,602	$493,654	$449,511	$206,010

	2026	2025	2024
	Average Non- CEO NEOs	Average Non- CEO NEOs	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$238,398	$826,337	$765,743
Adjustment for grant date values in the Summary Compensation Table	$(21,900)	$(55,800)	$(292,590)
Year-end fair value of unvested awards granted in the current year	$11,306	$45,000	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	—	—
Fair values at vest date for awards granted and vested in current year	$43,750	—	$67,590
Difference in fair value between prior year-end fair values and vest date fair values for awards granted in prior years	$41,120	—	—
Forfeitures during current year equal to prior year-end fair value	$(16,875)	—	$(166,250)
Total Adjustments for Equity Awards	$57,401	$(10,800)	$(391,250)
Compensation Actually Paid (as calculated)	$295,799	$815,537	$374,493

Named Executive Officers, Footnote
(2)	Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by year:
2026: John J. Juric and John P. Miller
2025 and 2024: John J. Juric
(4)	CEO reflects Vince J. Canino, who became President and CEO of the Company on March 11, 2024.
(5)
CEO reflects Robert C. Flexon, who was appointed Executive Chairman on August 9, 2023 and served as our Interim President and CEO of the Company from August 22, 2023 until March 10, 2024. Mr. Flexon remained Executive Chairman until March 31, 2024.

(6)	CEO reflects Darren R. Jamison, who served as our President and CEO until August 22, 2023.

Adjustment To PEO Compensation, Footnote
(1)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. Our NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below.

The following tables below details these adjustments to compensation as reported in the Summary Compensation Table for our CEOs and the average of our non-CEO NEOs:

	2026	2025	2024
	Vince J. Canino	Vince J. Canino	Vince J. Canino	Robert C. Flexon	Darren R. Jamison
Total Compensation from Summary Compensation Table	$1,566,023	$1,457,102	$493,654	$449,511	$670,622
Adjustment for grant date values in the Summary Compensation Table	$(71,905)	$(46,500)	$(472,500)	$(35,869)	$(362,167)
Year-end fair value of unvested awards granted in the current year	$671,031	$37,500	$472,500	—	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$866,772	$(90,000)	—	—	—
Fair values at vest date for awards granted and vested in current year	—	—	—	$35,869	—
Difference in fair value between prior year-end fair values and vest date fair values for awards granted in prior years	$847,083	$(37,500)	—	—	$(2,888)
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	$(99,557)
Total Adjustments for Equity Awards	$2,312,981	$(136,500)	—	—	$(464,612)
Compensation Actually Paid (as calculated)	$3,879,004	$1,320,602	$493,654	$449,511	$206,010

Non-PEO NEO Average Total Compensation Amount				$ 238,398	$ 826,337	$ 765,743
Non-PEO NEO Average Compensation Actually Paid Amount				$ 295,799	815,537	374,493
Adjustment to Non-PEO NEO Compensation Footnote
(1)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. Our NEOs do not participate in a defined benefit plan, so no adjustment for pension benefits is included in the table below.

The following tables below details these adjustments to compensation as reported in the Summary Compensation Table for our CEOs and the average of our non-CEO NEOs:

	2026	2025	2024
	Average Non- CEO NEOs	Average Non- CEO NEOs	Average Non- CEO NEOs
Total Compensation from Summary Compensation Table	$238,398	$826,337	$765,743
Adjustment for grant date values in the Summary Compensation Table	$(21,900)	$(55,800)	$(292,590)
Year-end fair value of unvested awards granted in the current year	$11,306	$45,000	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	—	—	—
Fair values at vest date for awards granted and vested in current year	$43,750	—	$67,590
Difference in fair value between prior year-end fair values and vest date fair values for awards granted in prior years	$41,120	—	—
Forfeitures during current year equal to prior year-end fair value	$(16,875)	—	$(166,250)
Total Adjustments for Equity Awards	$57,401	$(10,800)	$(391,250)
Compensation Actually Paid (as calculated)	$295,799	$815,537	$374,493

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Total Shareholder Return
The graph below compares the compensation actually paid to our CEOs and the average of the compensation actually paid to our remaining Non-CEO NEOs, with our cumulative total stockholder return for the fiscal years ended March 31, 2026, 2025, and 2024. Total stockholder return amounts reported in the graph assume an initial fixed investment of $100 at the beginning of the period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The graph below compares the compensation actually paid to our CEOs and the average of the compensation actually paid to our Non-CEO NEOs, with our net income (loss) for the fiscal years ended March 31, 2026, 2025, and 2024.

Total Shareholder Return Amount				$ 519.05	71.43	100
Net Income (Loss)				$ 2,800,000	$ (7,200,000)	7,400,000
PEO Name	Vince J. Canino	Darren R. Jamison	Robert C. Flexon	Vince J. Canino	Vince J. Canino
Vince J. Canino [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,566,023	$ 1,457,102	493,654
PEO Actually Paid Compensation Amount				3,879,004	1,320,602	493,654
Robert C. Flexon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						449,511
PEO Actually Paid Compensation Amount						449,511
Darren R. Jamison [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						670,622
PEO Actually Paid Compensation Amount						206,010
PEO | Vince J. Canino [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,312,981	(136,500)	0
PEO | Vince J. Canino [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(71,905)	(46,500)	(472,500)
PEO | Vince J. Canino [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				671,031	37,500	472,500
PEO | Vince J. Canino [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				866,772	(90,000)	0
PEO | Vince J. Canino [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Vince J. Canino [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				847,083	(37,500)	0
PEO | Vince J. Canino [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Robert C. Flexon [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert C. Flexon [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(35,869)
PEO | Robert C. Flexon [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert C. Flexon [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert C. Flexon [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						35,869
PEO | Robert C. Flexon [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Robert C. Flexon [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Darren R. Jamison [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(464,612)
PEO | Darren R. Jamison [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(362,167)
PEO | Darren R. Jamison [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Darren R. Jamison [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Darren R. Jamison [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Darren R. Jamison [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,888)
PEO | Darren R. Jamison [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(99,557)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				57,401	(10,800)	(391,250)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(21,900)	(55,800)	(292,590)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				11,306	45,000	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				43,750	0	67,590
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				41,120	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (16,875)	$ 0	$ (166,250)